Cover	Dec. 05, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 05, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	1-32955
Entity Registrant Name	ABUNDIA GLOBAL IMPACT GROUP, INC.
Entity Central Index Key	0001156041
Entity Tax Identification Number	76-0675953
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1300 Post Oak Blvd.
Entity Address, Address Line Two	Suite 1305
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	713
Local Phone Number	322-8818
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	HUSA
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false